BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of Bank Borrowings

The Group’s bank borrowings consist of the following:

	December 31,
	2019	2020
Short-term bank borrowings	$79,063	$15,317
Long-term bank borrowings, current portion	49,549	55,114
Total borrowings, current	128,612	70,431
Long-term bank borrowings, non-current portion	151,518	123,222
Total	$280,130	$193,653

Schedule of Long-Term Bank Borrowings

The long-term bank borrowings, including current portion, as of December 31, 2019 and 2020 are comprised of:

	December 31,
	2019	2020
Borrowing from Shihezi Rural Cooperative Bank	$27,288	$10,722
Borrowing from Chongqing Rural Commercial Bank	117,049	124,910
Borrowing from Bank of China	56,730	42,704
Total	$201,067	$178,336

Schedule of Principal Maturities of Long-term Bank Borrowings	The principal maturities of these long-term bank borrowings as of December 31, 2020 are as follows:

Year ending December 31,	Amount
2021	$55,114
2022	62,873
2023	54,988
2024	5,361
Total	$178,336